INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Disclosure of Interest Expense
Interest expense is comprised of the following:

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Term loan(1)	$6,729	$7,638
Securitization debt 2017-2	13,080	13,338
Warehouse credit facility 2022	226	—
Securitization debt 2018-1	12,252	12,428
Securitization debt 2020-2	8,478	8,589
Securitization debt 2017-1(2)	—	13,807
Warehouse credit facility(2)	—	525
Term loan 2(2)	—	1,191
SFR JV-1 securitization debt 2019-1	10,439	10,377
SFR JV-1 securitization debt 2020-1	13,540	13,465
SFR JV-1 securitization debt 2021-1	17,659	2,548
SFR JV-1 subscription facility(2)	—	1,112
SFR JV-1 warehouse credit facility(2)	—	10,553
SFR JV-2 subscription facility	15,517	2,569
SFR JV-2 warehouse credit facility	20,221	2,179
SFR JV-2 term loan	4,929	—
SFR JV-2 securitization debt 2022-1	16,868	—
SFR JV-2 securitization debt 2022-2	9,284	—
SFR JV-2 delayed draw term loan	3,431	—
SFR JV-HD subscription facility	4,498	884
SFR JV-HD warehouse credit facility	13,165	1,009
Single-family rental interest expense	170,316	102,212

The Shops of Summerhill mortgage	531	457
Canadian development properties interest expense(3)	531	457

Corporate office mortgages	460	468
Corporate credit facility	6,319	3,990
Corporate interest expense	6,779	4,458

Amortization of financing costs	13,367	9,283
Amortization of debt discounts	4,749	6,320
Debentures interest(4)	—	6,732
Interest on Due to Affiliate	17,022	17,250
Interest on lease obligation	1,168	968
Total interest expense	$213,932	$147,680
(1) For the year ended December 31, 2022, interest expense on the term loan includes $1,711 of non-cash impact related to the modification described in Note 19.
(2) These facilities were fully repaid in 2021.
(3) Canadian development properties capitalized $445 of interest for the year ended December 31, 2022 (2021 - $1,567).
(4) The outstanding balance of the convertible debentures was redeemed in full on September 9, 2021 and $3,497 was recognized as a loss on debt extinguishment for the year ended December 31, 2021.